Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
(a) Claims and Legal Proceedings
The Dutch Fiscale Inlichtingen- en Opsporingsdienst / Economische Controledienst (“FIOD”) and the public prosecutor started an investigation in 2006 into Eurotank Amsterdam B.V. for a possible violation of the Excise Duty Act (Wet op de accijns), the customs Act (Douanewet) and the State Taxes Act (Algemene wet inzake rijksbelastingen), (collectively, “the FIOD Investigation”) in the years prior to 2006. Following this investigation, Eurotank Amsterdam B.V. started litigation proceedings against certain former employees in connection with an alleged scheme to embezzle money from Eurotank Amsterdam B.V. (the “embezzlement claims”). In connection with the sale of the shares of Eurotank Amsterdam B.V., the former shareholder (Dagenstaed Investments B.V.) and its ultimate parent (WorldPoint Terminals Inc.) agreed to fully indemnify Eurotank Amsterdam B.V. on a joint and several basis for claims that might arise against it from the FIOD investigation and the embezzlement claims.
In the financial statements an amount of $0.5 million has been included under current liabilities for potential claims resulting from the FIOD investigation. Because Eurotank Amsterdam B.V. will be indemnified for such claims, and such amounts are determined to be probable of recovery, a receivable for the same amount is recorded under other receivables.
In the opinion of management there are no other significant legal proceedings currently underway resulting in possible material claims or contingent assets/liabilities.
(b) Rental Obligations and Operational Lease Commitments
As of December 31, 2015 the Partnership has future minimum non-cancellable land and operational lease commitments as follows:

(in US$ millions)
2016	15.0
2017	10.7
2018	11.0
2019	11.0
2020	11.1
Thereafter	93.4
Total	152.2

During the years ended December 31, 2015, 2014 and 2013, $12.6 million, $13.7 million and $13.4 million of rental and other operational lease expenses were recognized in the consolidated and combined carve-out statements of operations. Lease obligations and commitments primarily relate to the lease, rent or leasehold of land from governmental port authorities and third parties. The terms and conditions of the land leases vary but are, including where applicable extension options, long-term.
(c) Bank guarantees and Letters of Credit
As of December 31, 2015 and 2014, the Partnership had issued bank guarantees in respect of the custom duties and taxes for a total amount of $30.7 million and $34.3 million respectively.
(d) Capital Commitments
The Partnership had capital commitments and other contractual commitments (mainly related to construction work in progress) as follows:

(in US$ millions)	2015	2014
2015	—	20.4
2016	9.8	0.3
2017	0.3	—
Thereafter	—	0.4
Total	10.1	21.1

(e) Demurrage and Other Claims
From time to time, the Partnership may become a party to certain claims or legal complaints arising in the ordinary course of business, such as demurrage claims. In the opinion of management, the ultimate resolution of the potential or existing claims and complaints will not have a material adverse effect on our financial position, statements of income or cash flows.
Our liquid storage and transport systems may experience damage as a result of an accident, natural disaster or terrorist activity. These hazards can cause personal injury and loss of life, severe damage to and destruction of property and equipment, pollution or environmental damage and suspension of operations. We maintain insurance of various types that we consider adequate to cover our operations and properties. The insurance covers our assets in amounts considered reasonable. The insurance policies are subject to deductibles that we consider reasonable and not excessive. Our insurance does not cover every potential risk associated with operating our facilities, including the potential loss of significant revenues.
The occurrence of a significant event not fully insured, indemnified or reserved against, or the failure of a party to meet its indemnification obligations, could materially and adversely affect our operations and financial condition.